24. Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2009
Shareholders' equity
Capital reserves	R$ 410,650	R$ 412,091	R$ 223,004
Special goodwill reserve	380,560	380,560
Stock options	R$ 30,090	R$ 31,531